Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Paid for marketing services	$ 563	$ 331	$ 946	$ 638
Executive Chairman, CEO and CFO [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	159		159		$ 144
Executive Chairman [Member]
Disclosure of transactions between related parties [line items]
Amount payable to directors as reimbursement expenses	0		0		$ 0
Paid for marketing services	98	48	162	128
Key Management Personnel And Directors [Member]
Disclosure of transactions between related parties [line items]
Salaries and wages paid to key management personnel	300	300	600	600
Share-based payments to key management personnel	$ 1,200	$ 2,400	$ 1,500	$ 3,900